Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Note payable consists	Notes payable consists of the following:
	June 30, 2013	March 31, 2013

Note payable, net of debt discount of $0 and $7,362, respectively	$100,000	$101,700

	March 31, 2013	March 31, 2012

Note payable, net of debt discount of $7,362 and $0 respectively	$41,138	$45,000